Derivatives and Hedging Activities (Details) € in Millions, ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Derivatives and Hedging Activities (Details) [Line Items]
Gain (loss) on derivative instrument	$ 2.1	$ 2.9
Foreign Exchange Contract [Member] | Conversion to Euro [Member] | Cash Flow Hedging [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | €			€ 12.7
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Conversion to Euro [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	$ 118.5
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Conversion to Euro [Member] | Cash Flow Hedging [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | ₪				₪ 64.4	₪ 32.1